Private Placement - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	5 Months Ended
	Sep. 21, 2020	Mar. 31, 2021	Dec. 31, 2020
Private Placement [Line Items]
Warrants price per unit		$ 11.50	$ 11.50
Class A Ordinary Share
Private Placement [Line Items]
Warrants price per unit	$ 11.50
Private Placement
Private Placement [Line Items]
Warrants issued	4,666,667		4,666,667
Warrants price per unit	$ 1.50
Period to issue warrant after completion of initial business combination		30 days	30 days
Private Placement | Class A Ordinary Share
Private Placement [Line Items]
Warrants price per unit		$ 11.50	$ 11.50
Private Placement | Sponsor
Private Placement [Line Items]
Warrants issued	4,666,667
Warrants price	$ 1.50
Gross proceeds from private placement	$ 7.0